Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 15,400.8	$ 13,086.9	$ 11,368.0
Less reinsurance recoverables on unpaid losses	2,572.7	2,170.1	1,801.0
Net balance at beginning of period	12,828.1	10,916.8	9,567.0
Incurred related to:
Current year	25,238.2	21,632.5	18,782.1
Prior years	232.3	88.5	25.9
Total incurred	25,470.5	21,721.0	18,808.0
Paid related to:
Current year	16,105.0	13,792.1	12,201.5
Prior years	7,300.4	6,017.6	5,256.7
Total paid	23,405.4	19,809.7	17,458.2
Net balance at ending of period	14,893.2	12,828.1	10,916.8
Plus reinsurance recoverables on unpaid losses	3,212.2	2,572.7	2,170.1
Balance at ending of period	$ 18,105.4	$ 15,400.8	$ 13,086.9